Trade Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [Abstract]
Reduction in allowance for doubtful accounts	$ 28,180	$ 38,672	$ 0
Allowance for doubtful accounts	$ 0	$ 0	$ 65,389